Related Party Balances and Transactions - Schedule of Balance Due from Shareholders (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Balance Due from Shareholders [Abstract]
Due from/ (to) shareholders/ related party	$ (6,421)	$ (154,453)
Less: allowance for expected credit loss			$ (17,818)
Total shareholders amount	$ (6,421)	$ (154,453)